Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of profit or loss [Abstract]
Revenue from transportation (Note 18)	$ 1,683,056	$ 1,351,713	$ 1,203,281
Costs and expenses:
Salaries, wages and employee benefits (Note 23)	285,316	253,135	341,399
Leases (Note 10)	700,449	565,371	312,463
Contracted services	345,215	292,423	293,543
Fuel, materials and supplies	194,029	147,461	170,753
Depreciation, amortization and loss from revaluation	99,519	117,202	141,051
Other costs and expenses	15,639	16,842	15,635
Total costs and expenses	1,640,167	1,392,434	1,274,844
Transportation profit (loss)	42,889	(40,721)	(71,563)
Other expenses (Note 19)	(10,378)	(169,343)	(257,225)
Operating profit (loss)	32,511	(210,064)	(328,788)
Comprehensive financing cost:
Interest income	533	266	7,097
Interest expense and other financial costs (Note 20)	(61,563)	(62,576)	(75,654)
Exchange (loss) gain, net	(169)	3,177	(25,145)
Total comprehensive financing cost	(61,199)	(59,133)	(93,702)
Loss before taxes	(28,688)	(269,197)	(422,490)
Income tax benefit (Note 21)	29,591	21,143	19,334
Net profit (loss) for the year	903	(248,054)	(403,156)
Attributable to:
Non-controlling interest	(2,638)	(5,482)	(5,025)
Controlling interest	$ 3,541	$ (242,572)	$ (398,131)
Earning per share for the year (Note 24)
Profit (loss) per share for the year (in dollars per share)	$ 0.035	$ (2.374)	$ (3.896)
Weighted average number of shares for the year (in shares)	102,182,841	102,182,841	102,182,841